Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ 159	$ (36,912)	$ (15,150)	$ (110,809)	$ (180,187)	$ (93,332)	$ (319,466)
Other comprehensive (loss) income, net of tax:
Unrealized gains (loss) on securities available for sale					4,340	13,876	(14,576)
Provision (benefit) for income taxes	0	523	0	1,422	1,310	555	(6,647)
Unrealized (losses) gains on securities available for sale, net of income tax provision $0 in 2011; $523 and $1,422 for the three and nine months ended September 30, 2010, respectively.	(3,284)	(304)	(8,201)	3,872	3,030	13,321	(7,929)
Net change from defined benefit plan					1,655	7,765	(13,911)
Provision for income taxes						2,222	2,112
Net change from defined benefit plan, net of tax					1,655	5,543	(16,023)
Unrealized losses associated with retained interests in notes receivables sold						(1,513)
Benefit for income taxes						(588)
Unrealized losses associated with retained interests in notes receivables sold, net of tax						(925)
Unrealized gains (losses) associated with investment in unconsolidated affiliates						29	(2,021)
Benefit for income taxes							(184)
Unrealized gains (losses) associated with investment in unconsolidated affiliates, net of tax						29	(1,837)
Reclassification adjustments:
Realized net periodic pension (costs) income					(1,356)	(2,005)	248
Net realized (gains) loss on securities available for sale					(3,296)	(12,435)	10,502
Reclassification adjustments	(6,959)	249	(6,959)	(2,890)	(4,652)	(14,440)	10,750
Other comprehensive (loss) income, net of tax	(10,243)	(55)	(15,160)	982	33	3,528	(15,039)
Comprehensive loss	(10,084)	(36,967)	(30,310)	(109,827)	(180,154)	(89,804)	(334,505)
Less: Comprehensive loss attributable to noncontrolling interests	(1,455)	(12,412)	(6,845)	(51,177)	(77,375)	(117,610)	(271,712)
Total comprehensive income (loss) attributable to BFC	$ (8,629)	$ (24,555)	$ (23,465)	$ (58,650)	$ (102,779)	$ 27,806	$ (62,793)